Asia Great Consumer Fund
Asia Great Consumer Fund

Mirae Asset Discovery Funds

(the “Funds”)

Supplement dated October 29, 2015 to the Funds’ Prospectus dated August 28, 2015

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Funds’ Prospectus dated August 28, 2015.

Each Fund’s “Shareholder Fees” table, located on the first page of each Fund’s summary section is deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Asia Great Consumer Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 18 months of purchase if purchased without an initial sales charge)	none	1.00%	none

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE